Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000005536 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000005536 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000005536 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005536 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005536 | Fortress Credit BSL
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005536 | Banco Santander
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005536 | KKR
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000005536 | Crown Castle
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005536 | HCA
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005536 | CVS Health
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005536 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000005536 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000005536 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000005536 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000005536 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000005536 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005536 | Foreign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005536 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005536 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000005537 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000005537 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000005537 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005537 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005537 | Fortress Credit BSL
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005537 | Banco Santander
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005537 | KKR
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000005537 | Crown Castle
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005537 | HCA
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005537 | CVS Health
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005537 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000005537 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000005537 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000005537 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000005537 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000005537 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005537 | Foreign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005537 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005537 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000166333 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000166333 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000166333 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000166333 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000166333 | Fortress Credit BSL
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000166333 | Banco Santander
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000166333 | KKR
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000166333 | Crown Castle
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000166333 | HCA
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000166333 | CVS Health
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166333 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000166333 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000166333 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000166333 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000166333 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000166333 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000166333 | Foreign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000166333 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000166333 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000225824 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000225824 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000225824 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225824 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000225824 | Fortress Credit BSL
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000225824 | Banco Santander
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000225824 | KKR
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000225824 | Crown Castle
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000225824 | HCA
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000225824 | CVS Health
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000225824 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000225824 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000225824 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000225824 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000225824 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000225824 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225824 | Foreign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000225824 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000225824 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.30%